Capital Stock (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2012
Common shares isued as a compensation	42,083
Stock based compensation	$ 23,595
Common shares issued for cash	7,229,978
Common shares issued for cash, value	349,134
Offering cost on issue of common shares for cash	$ 13,083
Minimum [Member]
Common share price per share	$ 0.0001
Maximum [Member]
Common share price per share	$ 0.75